SHAREHOLDERS' EQUITY (Details Textual) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 15, 2013	Sep. 30, 2015	Mar. 24, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 09, 2014	Sep. 18, 2013	Jan. 17, 2013
Common Stock, Shares Authorized		150,000,000				150,000,000		150,000,000	150,000,000
Common stock, par value		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Quantity of Securities Issued								85,000
Share Based Compensation, Vested expense						$ 26,600	$ 82,500	$ 1,496,146,000
Share Based Compensation expenses, unvested expense								405,854,000
Share-based Compensation Expense		$ 80,097		$ 282,953		831,807	$ 1,209,117	$ 1,509,005,000	$ 2,254,898,000
Share-based Compensation, Total						19,450
Stock To Be Issued During Period For Services Value						$ 285,142
Investor Relations Agreement [Member]
Common Stock, Shares Authorized										300,000	690,000	250,000
Quantity of Securities Issued						600,000	300,000	690,000	50,000
Share Based Compensation, Shares, New Issues								1,195,000	450,000
Share Based Compensation, Vested expense				$ 1,000	$ 26,000	$ 187,500	$ 159,450	$ 358,000,000	$ 229,950,000
Investor Relations Agreement 2 [Member]
Quantity of Securities Issued								300,000
Consultant [Member]
Quantity of Securities Issued						200,000		200,000
Stock Units, Granted						100,000		100,000
Stock Issued During Period, Shares, Issued for Services						137,500		126,296
Stock To Be Issued During Period For Services Value						$ 55,521		$ 55,521
Consultant 2 [Member]
Stock Units, Granted								100,000
Stock Issued During Period, Shares, Issued for Services						160,333		343,907
Share-based Compensation, Total								$ 101,300,000
Stock To Be Issued During Period For Services Value						$ 57,320
Dillen [Member]
Stock Units, Granted						200,000		200,000
Share-based Compensation not yet vested						400,000		400,000
Share-based Compensation, Options, Outstanding		350,000				350,000		200,000
Stock Issued During Period, Shares, Issued for Services						600,000		600,000
Stock unit, vested during period								250,000
Share-based Compensation Expense						$ 75,932		$ 92,544,000
Debt Exchange 1 [Member]
Debt exchanged						$ 742,300		$ 742,300
Share conversion price						$ 0.40		$ 0.40
Shares Issued, exchange of debt						1,855,747		1,855,747
Debt Exchange 2 [Member]
Debt exchanged								$ 779,000,000
Shares Issued, exchange of debt						1,900,000		1,900,000
Dawson James [Member]
Investment Warrants, Exercise Price						$ 0.10		$ 0.10
Investment Warrants Expiration Date						Dec. 06, 2018		Dec. 06, 2018
Class of Warrant or Right, Outstanding		380,973				380,973		380,973
Compensation For Consulting Services								$ 50,000
Compensation For Consulting Services Rate								8.00%
Principal And Accrued Interest Of Warrant								$ 54,548
February 2014 Convertible Debenture [Member]
Stock Units, Granted						250,000		250,000
Investment Warrants, Exercise Price			$ .30			$ 0.50		$ .50
Investment Warrants Expiration Date						Feb. 13, 2019		Feb. 13, 2019
Equity Plan [Member]
Common Stock, Shares Authorized		10,000,000				10,000,000		10,000,000
Share-based Compensation, Options, Outstanding		62,000				62,000
Stock Issued During Period, Shares, Issued for Services								937,844
Available for future grant		459,489				459,489		678,917
Share Based Compensation, Shares, New Issues						51,500		92,000
Share-based Compensation Expense						$ 361,938
Class of Warrant or Right, Outstanding		123,500				123,500
Employee Stock Option [Member] | Equity Plan [Member]
Share-based Compensation, Options, Outstanding								113,000
Stock Units [Member] | Equity Plan [Member]
Share-based Compensation, Options, Outstanding								8,270,239
Stock Unit 2 [Member]
Stock Units, Granted	6,000,000							75,000
Share Based Compensation Options Vested In Period	2,000,000					500,000
Share-based Compensation not yet vested	4,000,000
Stock Issued During Period, Shares, Issued for Services	852,273
Stock unit, vested during period	500,000
Share-based Compensation Expense	$ 2,139,000,000	$ 210,000						$ 6,352,000
Stock Unit [Member]
Stock Units, Granted	300,000							852,273
Share Based Compensation Options Vested In Period	224,993					41,667
Stock unit, vested during period	183,326
Share-based Compensation Expense	$ 71,039,000					$ 11,667		$ 281,250,000
Stock Unit [Member] | Board of Directors Chairman [Member]
Stock Units, Granted						500,000		136,144
Share Based Compensation, Vested expense						$ 37,000
Share-based Compensation Expense						$ 1,184,250		$ 48,000,000